Notes Payable	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Notes Payable

Note 3 Notes Payable

IFRS 39 stipulates that the Company’s financial liabilities be measured at ‘amortized cost’. This is defined as the originally recorded amount: less any principal repayments; plus or minus the cumulative amortization, using the ‘effective interest method’ of any difference between the originally recorded amount and the maturity amount. The various loan amounts, represented by the Notes Payable, have been recorded at their principal amount at the date of each loan, which are deemed to be fair value. No premium was paid on any of these Notes Payable. No transaction costs were incurred in the borrowing of these funds. The interest bearing Notes Payable have their interest cost calculated and recorded monthly. Hence, the use of the measurement of value of the Notes Payable at amortized costs would not be materially different from the amounts presented.

	March 31, 2012	December 31, 2011

Unsecured interest bearing at 10% per annum Unsecured interest bearing at 10% per annum, related party,	76,766 43,735	73,729 41,876

	$ 120,501	$ 115,605

These notes are due within one year, therefore are classified as current liabilities.

All interest incurred on interest bearing notes of $22,442 (December 31, 2011: $19,646)

is included in the Accounts Payable account.

Amount differences between December 31, 2010 and March 31, 2011 reflect foreign exchange adjustments.